Consolidated and combined statements of financial position - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 649,820	$ 213,697
Trade accounts receivable, net	757,806	247,087
Accounts receivable from related parties		610
Inventories	1,274,026	345,554
Prepaid expenses	94,501	53,184
Other assets	130,417	20,574
Total current assets	2,906,570	880,706
Non-current assets:
Property, plant and equipment, net	791,127	207,350
Right of use assets, net	24,882	23,811
Deferred income tax	17,605	5,082
Intangible assets, net	319,361	310,965
Goodwill	348,441	348,441
Other assets	5,774	13,371
Total non-current assets	1,507,190	909,020
Total assets	4,413,760	1,789,726
Current liabilities:
Borrowings	105,910	148,070
Accounts payable to suppliers	2,078,628	529,348
Accrued expenses	109,767	54,456
Provisions	151,008	46,689
Income tax payable	85,221	34,709
Value added tax payable	26,703	30,299
Employee profit sharing payable	7,354	5,006
Lease liability	7,691	14,226
Derivative financial instruments	295,115	15,555
Total current liabilities	2,867,397	878,358
Non-current liabilities:
Statutory employee benefits	1,678	1,630
Derivative financial instruments	25,179	16,754
Deferred income tax	56,959	78,501
Lease liability	16,687	10,358
Borrowings	523,967	529,643
Total non-current liabilities	624,470	636,886
Total liabilities	3,491,867	1,515,244
Stockholder’s equity
Common stock	281,722	55,985
Share premium account	909,428
Retained earnings (deficit)	(268,539)	218,376
Other comprehensive income	(718)	121
Total stockholders’ equity	921,893	274,482
Contingencies
Total liabilities and stockholders’ equity	$ 4,413,760	$ 1,789,726